Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Other Receivables [Abstract]
Disclosure of Detailed Information OF Other Receivables Explanatory [Text Block]
Other receivables comprise following:

	2020	2019
	(EUR’000)
Other receivables
Deposits	1,375	1,463
Income tax receivables	778	1,473
VAT receivables	5,276	2,797
Other receivables	903	339

Total other receivables	8,332	6,072

Classified based on expected realization
Non-current assets	1,375	1,463
Current assets	6,957	4,609

Total other receivables	8,332	6,072